Significant Accounting Policies	9 Months Ended
Aug. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
(a)	Revenue recognition

The Company accounts for revenue in accordance with the provisions of ASC 606. Under ASC 606, the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation(s). The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, exclusivity milestone payments and licensing payments on sales of resulting products.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Licensing

The Company recognizes revenue from the licensing of the Company's drug delivery technologies, products and product candidates. Under the terms of the licensing arrangements, the Company provides the customer with a right to access the Company’s intellectual property with regards to the license which is granted. Revenue arising from the license of intellectual property rights is recognized over the period the Company transfers control of the intellectual property.

The Company has a license and commercialization agreement with Par Pharmaceutical Inc. (“Par”). Under the exclusive territorial license rights granted to Par, the agreement requires that Par manufacture, promote, market, sell and distribute the product. Licensing revenue amounts receivable by the Company under this agreement are calculated and reported to the Company by Par, with such amounts generally based upon net product sales and net profit which include estimates for chargebacks, rebates, product returns, and other adjustments. Licensing revenue payments received by the Company from Par under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this arrangement and the guidance per ASC 606, the Company records licensing revenue over the period the Company transfers control of the intellectual property in the consolidated statements of operations and comprehensive loss.

The Company also had a license and commercial supply agreement with Mallinckrodt LLC (“Mallinckrodt”) which provided Mallinckrodt an exclusive license to market, sell and distribute in the U.S. three drug product candidates for which the Company has ANDAs filed with the FDA, one of which (the Company’s generic Seroquel XR®) received final approval from the FDA in 2017.

Under the terms of this agreement, the Company was responsible for the manufacture of approved products for subsequent sale by Mallinckrodt in the U.S. market. Following receipt of final FDA approval for its generic Seroquel XR®, the Company began shipment of manufactured product to Mallinckrodt. The Company recorded revenue once Mallinckrodt obtained control of the product and the performance obligation was satisfied.

On April 12, 2019, Mallinckrodt and the Company mutually agreed to terminate their Commercial Supply Agreement (the “Mallinckrodt agreement”) on August 31, 2019. Under the terms of the mutual agreement, Mallinckrodt has been released from certain obligations under the agreement as of April 12, 2019.

Licensing revenue in respect of manufactured product is reported as revenue in accordance with ASC 606. Once product was sold by Mallinckrodt, the Company receives downstream licensing revenue amounts calculated and reported by Mallinckrodt, with such amounts generally based upon net product sales and net profit which includes estimates for chargebacks, rebates, product returns, and other adjustments. Such downstream licensing revenue payments received by the Company under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this agreement and the guidance per ASC 606, the Company records licensing revenue as earned on a monthly basis.

Milestones

For milestone payments that are not contingent on sales-based thresholds, the Company applies a most-likely amount approach on a contract-by-contract basis. Management makes an assessment of the amount of revenue expected to be received based on the probability of the milestone outcome. Variable consideration is included in revenue only to the extent that it is probable that the amount will not be subject to a significant reversal when the uncertainty is resolved (generally when the milestone outcome is satisfied).

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed. During the year ended November 30, 2016, the Company received an up-front payment of $3,000,000 from Mallinckrodt pursuant to the

Mallinckrodt license and commercial supply agreement, and initially recorded it as deferred revenue, as it did not meet the criteria for recognition. For the three and nine months ended August 31, 2019, the Company recognized $1,469,716 and $2,363,525 (three and nine months ended August 31, 2018 - $75,000 and $225,000) of revenue over the remaining term of the Mallinckrodt agreement, which expires on August 31, 2019.

As of August 31, 2019, the Company has recorded a deferred revenue balance of $Nil (November 30, 2018 - $2,362,500) due to the termination of our license and commercial supply agreement with Mallinckrodt.

(b)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(c)	Inventory

Inventories comprise raw materials, work in process, and finished goods, which are valued at the lower of cost or market, on a first-in, first-out basis. Cost for work in process and finished goods inventories includes materials, direct labor, and an allocation of manufacturing overhead. Market for raw materials is replacement cost, and for work in process and finished goods is net realizable value. The Company evaluates the carrying value of inventories on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand, the price the Company expects to obtain for products in their respective markets compared with historical cost and the remaining shelf life of goods on hand. As of August 31, 2019, the Company had raw materials inventories of $123,875 (November 30, 2018 - $144,659), work in process of $96,053 (November 30, 2018 - $73,927) and finished goods inventory of $Nil (November 30, 2018 - $33,065) relating to the Company’s generic Seroquel XR® product. The recoverability of the cost of any pre-launch inventories with a limited shelf life is evaluated based on the specific facts and circumstances surrounding the timing of the anticipated product launch.

(d)	Translation of foreign currencies

Transactions denominated in currencies other than the Company and its wholly owned operating subsidiaries’ functional currencies, monetary assets and liabilities are translated at the period end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these other transactions are recognized in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

(e)	Convertible debentures

In fiscal year 2013, the Company issued an unsecured convertible debenture in the principal amount of $1,500,000 (the “2013 Debenture”). At issuance, the conversion option was bifurcated from its host contract and the fair value of the conversion option was characterized as an embedded derivative upon issuance as it met the criteria of ASC topic 815 Derivatives and Hedging. Subsequent changes in the fair value of the embedded derivative were recorded in the consolidated statements of operations and comprehensive loss. The proceeds received from the 2013 Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and were accreted over the life of the 2013 Debenture using the effective rate of interest. The Company changed its functional currency effective December 1, 2013 such that the conversion option no longer met the criteria for bifurcation and was prospectively reclassified to shareholders’ equity under ASC Topic 815 at the U.S. dollar translated amount at December 1, 2013.

On September 10, 2018, the Company completed a private placement financing (the “2018 Debenture Financing”) of an unsecured convertible debenture in the principal amount of $500,000 (the “2018 Debenture”). At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the 2018 Debenture was allocated to shareholders’ equity.

On May 1, 2019, the Company issued an unsecured convertible debenture in the principal amount of $1,050,000, that will mature on November 1, 2019, bear interest at a rate of 12% per annum and be convertible into 1,779,661 common shares of the Company at a conversion price of $0.59 per common share (the “2019 Debenture”). At issuance, the conversion option was not characterized as an embedded derivative as it did not meet the criteria of ASC topic 815 Derivatives and Hedging. Also, at issuance, as the conversion price was higher than the market share price, conversion option was not bifurcated from its host contract and the total value of the convertible debenture was recognized as a liability.

On August 26, 2019, the Company issued an unsecured convertible debenture in the principal amount of $140,800 (the “August 2019 Debenture”). At issuance, the conversion option was bifurcated from its host contract and the fair value of the conversion option was characterized as a derivative upon issuance as it met the criteria of ASC topic 815 Derivatives and Hedging. Subsequent changes in the fair value of the derivative were recorded in the consolidated statements of operations and comprehensive loss. The proceeds received from the August 2019 Debenture less the initial amount allocated to the derivative were allocated to the host debt liability and were accreted over the life of the August 2019 Debenture using the effective rate of interest.

(f)	Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts based on management estimates of eligible research and development costs incurred during the year. Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

(g)	Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, ASC 606, which establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. Under ASC 606, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring control of goods or services to a customer. The principles in ASC 606 provide a more structured approach to measuring and recognizing revenue. As of December 1, 2018, the Company has adopted ASC 606 using the modified retrospective method and has elected to apply the standard retrospectively only to contracts that are not completed contracts at the date of initial application. The adoption of ASC 606 did not have an impact on the date of transition and did not have a material impact on the Company’s condensed unaudited interim consolidated financial statements for the three and nine months ended August 31, 2019.

In January 2016, the FASB issued ASU No. 2016-01, which makes limited amendments to the guidance in U.S. GAAP on the classification and measurement of financial instruments. The new standard significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. The Company has adopted ASU No. 2016-01 effective December 1, 2018 and the adoption did not have an impact on the date of transition or any material impact on the Company’s condensed unaudited interim consolidated financial statements for the three and nine months ended August 31, 2019.

In August 2016, the FASB issued ASU 2017-01 that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The guidance requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. ASU 2017-01 also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in ASC 606.1. ASU 2017-01 is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption is permitted. The Company adopted ASU 2017-01 effective December 1, 2018 and the amendments did not have any material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In May 2017, the FASB issued ASU 2017-09 in relation to Compensation —Stock Compensation (Topic 718), Modification Accounting. The amendments provide guidance on changes to the terms or conditions of a share-based payment award, which require an entity to apply modification accounting in Topic 718. The amendments are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for (1) public business entities for reporting periods for which financial statements have not yet been issued and (2) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments should be applied prospectively to an award modified on or after the adoption date. The Company adopted ASU 2017-09 effective December 1, 2018 and the amendments did not have any material impact on the Company’s financial position, results of operations, cash flows or disclosures.

(h)	Future accounting pronouncements

In February 2016, the FASB issued new guidance, ASU No. 2016-02, Leases (Topic 842). The main difference between current U.S. GAAP and the new guidance is the recognition of lease liabilities based on the present value of remaining lease payments and corresponding lease assets for operating leases under current U.S. GAAP with limited exception. Additional qualitative and quantitative disclosures are also required by the new guidance. Topic 842 is effective for annual reporting periods (including interim reporting periods) beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.